Leases - Right-of-use Assets (Details) $ in Thousands	3 Months Ended
Mar. 31, 2025 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	$ 1,131
Balance – End of period	798
Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	1,105
Balance – End of period	777
Others
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	26
Balance – End of period	21
Costs
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	6,044
Effects of foreign exchange	131
Balance – End of period	6,175
Costs | Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	5,881
Effects of foreign exchange	125
Balance – End of period	6,006
Costs | Others
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	163
Effects of foreign exchange	6
Balance – End of period	169
Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	(4,913)
Additions (Amortization)	(355)
Effects of foreign exchange	(109)
Balance – End of period	(5,377)
Accumulated amortization | Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	(4,776)
Additions (Amortization)	(353)
Effects of foreign exchange	(100)
Balance – End of period	(5,229)
Accumulated amortization | Others
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	(137)
Additions (Amortization)	(2)
Effects of foreign exchange	(9)
Balance – End of period	$ (148)